Reporting entity and group information (Details) - Schedule of reporting date shareholders	12 Months Ended
Dec. 31, 2022 shares
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	48,904,771
Percentage	100.00%
Treasury shares [member]
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	27,609
Percentage	0.06%
ads-tec Holding GmbH [Member]
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	17,620,882
Percentage	36.03%
Bosch Thermotechnik GmbH [Member]
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	8,062,451
Percentage	16.49%
Robert Bosch GmbH [Member]
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	2,400,000
Percentage	4.91%
Others [Member]
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	20,793,829
Percentage	42.52%